24. Deferred revenue (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfDeferredRevenueLineItems [Line Items]
Noncurrent	$ 270,091	$ 423,539
Current	5,346	8,221
Nonrefundable customer contributions
SummaryOfDeferredRevenueLineItems [Line Items]
Noncurrent	270,091	423,539
Current	$ 5,346	$ 8,221